Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to common shareholders of the Company | ¥		¥ 1,641,958		¥ 2,493,235	¥ 1,523,918
Interest expenses of convertible notes | ¥		149		20,820	81,085
Numerator for diluted income per share | ¥		¥ 1,642,107		¥ 2,514,055	¥ 1,605,003
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	1,280,847,795		1,186,460,144	1,127,343,312
Dilutive effect of share options		94,254		376,918	684,455
Dilutive effect of restricted share units		12,966,689		11,598,378	15,816,362
Dilutive effect of convertible bonds		180,668		18,202,301	72,267,200
Denominator for diluted calculation (in shares)	[1]	1,294,089,406		1,216,637,741	1,216,111,329
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 1.28	$ 0.19	¥ 2.10	¥ 1.35
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 1.27	0.18	¥ 2.07	¥ 1.32
American Depository Shares [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	64,042,390		59,323,007	56,367,166
Denominator for diluted calculation (in shares)	[1]	64,704,470		60,831,887	60,805,566
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 25.64	3.73	¥ 42.03	¥ 27.04
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 25.38	$ 3.69	¥ 41.33	¥ 26.40

[1]	Each ADS represents 20 common shares.